Supplemental disclosure on the consolidated statements of cash flows - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Cash Flow, Supplemental [Line Items]
Cash Acquired From Acquisition	$ 0	$ (855)	$ 261,311